UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                119 Washington Avenue, Suite 504, Miami Beach FL  33139
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                119 Washington Avenue, Suite 504, Miami Beach FL  33139
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/12
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                       Date of reporting period: 03/31/12
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF March 31, 2012 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 99.57% of net assets

           Airlines - 7.75%
    28,500 Copa Holdings, S.A.                                        2,257,200

           Banking and finance - 9.06%
    19,780 Bancolombia, S.A.                                          1,278,975
    41,000 Banco Latinoamericano de Exportaciones, S.A.                 865,510
    11,500 Doral Financial Corp.                                         17,710
    60,000 Popular Inc.                                                 123,000
     3,844 W Holding Co. Inc.                                               346
    20,000 Western Union Company                                        352,000

           Communications - 9.95%
    71,200 America Movil, S.A.B. de C.V. Series A                        88,983
   209,144 America Movil, S.A.B. de C.V. Series L                       259,910
    44,690 America Movil, S.A.B. de C.V. ADR                          1,109,653
    12,698 Atlantic Tele-Network, Inc.                                  461,699
   377,100 Fuego Enterprises Inc.                                         4,714
       168 Garmin Ltd                                                     7,888
    23,666 Grupo Radio Centro, S.A.B. ADR                               225,537
    32,400 Grupo Televisa, S.A.B. ADR                                   682,992
     8,030 Spanish Broadcasting System, Inc.                             54,203

           Conglomerates and holdings companies - 0.09%
   250,000 Admiralty Holding Company                                         --
    70,348 BCB Holdings Ltd.                                             23,042
     3,250 Shellshock Ltd. Ord.                                           2,103

           Construction and related - 8.18%
    58,021 Cemex S.A.B. de C.V. Series CPO                               44,839
    57,656 Cemex S.A.B. de C.V. ADR                                     447,407
        20 Ceramica Carabobo Class A ADR                                     --
     4,100 Homex Development Corp                                        76,916
    74,132 Mastec, Inc.                                               1,341,048
    5,400  Vulcan Materials                                             230,742
    2,800  Martin Marietta Materials                                    239,764

           Consumer products and related manufacturing - 7.64%
    15,273 Grupo Casa Saba, S.A.B. de C.V. ADR                          144,941
    28,100 Watsco Incorporated                                        2,080,524

           Food, beverages and tobacco - 12.56%
    20,000 Chiquita Brands International Inc.                           175,800
    53,874 Cleanpath Resources Corp.                                         11
    22,500 Coca Cola Femsa, S.A.B. de C.V. ADR                        2,382,975
     6,000 Fomento Economico Mexicano, S.A.B. de C.V. ADR               493,620
    18,900 Fomento Economico Mexicano, S.A.B. de C.V. Series UBD        155,207
    19,690 Fresh Del Monte Produce Inc.                                 449,720

           Housing - 3.50%
    37,500 Lennar Corporation                                         1,019,250

           Investment companies - 0.01%
     4,420 Shellproof Limited                                             3,213
    70,348 Waterloo Investment Holdings Ltd                                  --

           Leisure - 11.40%
    41,000 Carnival Corp.                                             1,315,280
    44,000 Royal Caribbean Cruises Ltd.                               1,294,920
    14,527 Steiner Leisure Ltd.                                         709,353

           Mining - 0.30%
     3,872 Grupo Mexico, S.A.B. de C.V. Series B                         12,211
     2,000 Freeport Mcmoran Copper                                       76,080

           Pulp and paper - 0.14%
    18,300 Kimberly-Clark de Mexico, S.A.B. de C.V. Series A             40,856


           Railroad - 6.40%
    18,500 Norfolk Southern Corporation                               1,217,855
    30,000 RailAmerica Inc.                                             643,800


           Retail - 4.45%
     1,270 Grupo Elektra, S.A.B. de C.V. Series CPO                     118,568
    12,000 Pricemart, Inc.                                              873,720
    90,222 Wal-Mart de Mexico, S.A.B. de C.V. Series V                  302,348

           Service - 0.02%
       700 Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B       4,794

           Trucking and marine freight - 12.16%
    12,280 Grupo TMM, S.A.B. ADR                                         24,560
     1,321 Seaboard Corporation                                       2,577,271
     2,000 Seacor Holdings, Inc.                                        191,560
    10,000 Teekay Corporation                                           347,500
     8,361 Teekay LNG Partners LP                                       327,417
    93,687 Trailer Bridge, Inc.                                          14,521
    28,000 Ultrapetrol Bahamas Ltd.                                      56,000

           Utilities - 4.97%
    12,000 Caribbean Utilities Ltd. Class A                             119,940
    66,841 Consolidated Water, Inc.                                     528,712
       700 Cuban Electric Company                                            --
    45,500 Teco Energy Inc.                                             798,525

           Other - 0.99%
   100,000 Cuba Business Development                                         --
    25,000 Geltech Solutions Inc.                                        19,750
    13,000 Impellam Group                                                72,698
    55,921 Margo Caribe, Inc.                                           195,724
       895 Siderurgica Venezolana Sivensa, S.A. ADR                          --
        79 Siderurgica Venezolana Sivensa, S.A. Series B                     --

Total common stocks - 99.57%    (cost $25,383,545)                   28,985,405

           Bonds - 0.00% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

Other assets less liabilities - 0.43% of net assets                $    125,414

Net assets - 100% (applicable to 3,713,071 shares; equivalent
           to $7.84 per share)                                     $ 29,110,819

Security Valuation

The Herzfeld Caribbean Basin Fund, Inc. (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own
            assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market or Capital Market) are stated at the last reported sales price on the day of valuation (or at the NASDAQ official closing price); other securities traded in the over-the-counter market and listed securities for which no sale was reported on the date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of March 31, 2012:

                                    Level 1      Level 2    Level 3     Total
Assets (at fair value)
     Common Stocks                $28,983,302     $2,103      $0     $28,985,405
     Debt Securities                        0          0       0               0
Total Investments in securities   $28,983,302     $2,103      $0     $28,985,405

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used to determine fair value:

                                  Investments in Securities at Fair Value
Balance December 31, 2011                         $0

Unrealized gain/(loss)                             0
Net purchases                                      0
Net sales                                         (0)
Transfers into Level 3                             0
Transfers out of Level 3                          (0)

Balance March 31, 2012                            $0

ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: May 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: May 28, 2012

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: May 28, 2012